Supplement to Prospectuses

Stein Roe Asia Pacific Fund
Stein Roe Balanced Fund
Stein Roe Capital Opportunities Fund Stein Roe Disciplined Stock Fund Stein Roe International Fund Stein Roe Large Company Focus Fund Stein Roe Midcap Growth Fund Stein Roe Small Company Growth Fund Stein Roe Young Investor Fund Stein Roe Intermediate Bond Fund Stein Roe Income Fund Stein Roe HighYield Fund Stein Roe Cash Reserves Fund Stein Roe High Yield Municipals Fund Stein Roe Intermediate Municipals Fund Stein Roe Municipal Money Market Fund Stein Roe Managed Municipals Fund




The section entitled "BY PHONE" under the heading "SELLING SHARES" is replaced with the following:

BY PHONE: You may sell your shares by telephone and request that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.

                                    September 1, 2000



S36-36/737C-0800



August 31, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Liberty-Stein Roe Funds Municipal Trust (the "Trust") Stein Roe Intermediate Municipals Fund Stein Roe High-Yield Municipals Fund Stein Roe Municipal Money Market Fund Stein Roe Managed Municipals Fund (the "Funds") File Nos. 811-4367 and 2-99356


Ladies and Gentlemen:

          Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is a prospectus supplement dated September 1 2000, which is now being used in connection with the public offering and sale of shares of the Funds. Please be advised that the Funds' Prospectus, Statements of Additional Information and Annual Reports (each of which was filed via EDGAR) have not been revised since the date of the last filing.

Sincerely,

Liberty-Stein Roe Funds Municipal Trust



Vincent Pietropaolo
Assistant Secretary

Enclosures